Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Sales	$ 32,134	$ 34,403
Costs and expenses
Cost of goods sold	27,559	29,468
Depreciation and amortization	802	845
Selling, general and administrative	1,448	1,612
Interest expense, net	44	30
Equity income	(204)	(203)
Other (income) expense, net	(166)	46
Income from continuing operations before income taxes	2,651	2,605
Income taxes	711	683
Net income from continuing operations	1,940	1,922
Income (loss) from discontinued operations, net of tax	67	(42)
Net income	2,007	1,880
Loss from continuing operations attributable to non-controlling interests	6	2
Net income attributable to Magna International Inc.	$ 2,013	$ 1,882
Basic Earnings per Common Share (restated - note 3):
Continuing operations	$ 4.78	$ 4.50
Discontinued operations	0.16	(0.09)
Attributable to Magna International Inc.	4.94	4.41
Diluted Earnings per Common Share (restated - note 3):
Continuing operations	4.72	4.44
Discontinued operations	0.16	(0.10)
Attributable to Magna International Inc.	$ 4.88	$ 4.34
Weighted average number of Common Shares outstanding during the year [in millions] (restated - note 3):
Basic	407.5	427.1
Diluted	412.7	433.2